UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22075

Morgan Stanley Commodities Alpha Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2009

Date of reporting period:	January 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Commodities Alpha Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2009

Total Return for the 6 Months Ended January 31, 2009
Class A	Class C	Class I	Class R	Class W	Dow Jones AIG Commodity Index[1]
–45.80%	–46.05%	–45.73%	–45.92%	–45.84%	–45.70%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six months ended January 31, 2009 presented an extremely challenging environment for commodities and financial markets in general. Concerns about tight credit, falling asset values, and the ongoing health of the global economy caused investors to shed risky assets and seek safety and liquidity. This growing economic pessimism and the resulting "risk aversion" undermined demand in all commodity sectors.

The official declaration of recession in several countries including the United States during this period cemented expectations of declining consumer and industrial demand for commodities. The Dow Jones AIG Commodity Index declined 45.7 percent for the six-month period from August 2008 through January 2009.

While all sectors of the commodities markets declined during the six-month period, precious metals posted the best performance in that sector by registering the smallest decline. In an environment of gloom and doom, investors sought comfort in precious metals' safe haven status. We believe anecdotal evidence of a run on gold coins supported the case that precious metal demand, while weaker overall, benefited from fear and the flight to safety.

Energy-related commodities such as crude oil suffered the largest losses during the period. Weakening economic data along with growing evidence of excess supply weighed on this sector.

Grain commodities performed poorly as concerns that demand for feed and alternative energy (corn ethanol) would decline in a recessionary environment. Increasing inventories caused prices to decline to levels near or below production costs. Thirty-five percent lower grain prices combined with high storage costs resulted in production cuts for grain products.

Livestock prices suffered as tough economic times led frugal consumers to lower expenditures on relatively higher priced items such as steak and pork chops.

Performance Analysis

All share classes of Morgan Stanley Commodities Alpha Fund underperformed the Dow Jones AIG Commodity Index ("the Index") for the six months ended January 31, 2009, assuming no deduction of applicable sales charges.

During the period under review, the largest detractors from the Fund's performance relative to the Index were holdings in aluminum, soybeans, heating oil, gasoline, and live cattle. The largest contributors to the Fund's relative performance were exposures to crude oil, wheat, cotton, nickel, and zinc.

As part of the ongoing process of managing the Fund, we employ strategies based on quantitative and systematic proprietary trading models that seek to exploit temporary market inefficiencies and other unique opportunities in commodities markets. These strategies helped the Fund to outperform the Index in August, October, November, and December. However, this excess return was more than offset by the Fund's relative underperformance in September and January.

Despite the significant near-term economic concerns, we remain constructive about the long-term outlook for commodities. We expect the outlook for commodities to improve once financial markets reach the inflection point signaling a renewed appetite for risk.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 01/31/09
Short-Term	62.8%
Commodity-Linked Securities	21.7
Wholly-Owned Subsidiary	15.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Morgan Stanley Investment Advisors Inc., the Fund's "Investment Adviser," and Morgan Stanley Investment Management Limited, the Fund's "Sub-Adviser" (the "Advisers") use an actively managed, quantitative investment process to seek exposure to the commodities markets. The Advisers seek to capitalize on inefficiencies in the global commodities markets. The Investment Adviser and Sub-Adviser seek long term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed-income securities and money market instruments.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Total Returns—Period Ended January 31, 2009
Symbol	Class A Shares* (since 04/30/08) COAAX	Class C Shares† (since 04/30/08) COACX	Class I Shares†† (since 04/30/08) COAIX	Class R Shares# (since 04/30/08) COARX	Class W Shares## (since 06/03/08) COAWX
Since Inception	(46.62)%[2] (49.15) [3]	(46.97)%[2] (47.49) [3]	(46.52)%[2] —	(46.76)%[2] —	(49.00)%[2] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.75%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Dow Jones AIG Commodity Index ("DJ-AIGCI") is designed to be a highly liquid and diversified benchmark for the commodity futures market. The Index is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/08 – 01/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	08/01/08	01/31/09	08/01/08 – 01/31/09
Class A
Actual (–45.80% return)	$1,000.00	$542.00	$5.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.64	$7.63
Class C
Actual (–46.05% return)	$1,000.00	$539.50	$8.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.86	$11.42
Class I
Actual (–45.73% return)	$1,000.00	$542.70	$4.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36
Class R
Actual (–45.92% return)	$1,000.00	$540.80	$6.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89
Class W
Actual (–45.84% return)	$1,000.00	$541.60	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.00	$0.00

  @  Expenses are equal to the Fund's annualized expense ratios of 1.50%, 2.25%, 1.25%, 1.75% and 1.60% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 2.84%, 3.59%, 2.59%, 3.09% and 2.94% for Class A, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley Commodities Alpha Fund

Portfolio of Investments  ■  January 31, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		EXPIRATION DATE	VALUE
	Commodity-Linked Securities (21.6%)
$7,154	Cargill Commodity Linked Note (a)	01/05/10	$7,251,223
1,700	Merrill Lynch Commodity Linked Note (a)	11/27/09	1,037,142
	Total Commodity-Linked Securities (Cost $8,854,443)		8,288,365
NUMBER OF SHARES
	Wholly-Owned Subsidiary (15.4%)
1,144,204	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.(b) (Cost $7,019,452)		5,901,970
NUMBER OF SHARES (000)
	Short-Term Investment
	Investment Company (c) (62.6%)
23,986	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $23,985,714)		23,985,714
	Total Investments (Cost $39,859,609) (d)	99.6%	38,176,049
	Other Assets in Excess of Liabilities	0.4	162,622
	Net Assets	100.0%	$38,338,671

  (a)  Security is linked to the Dow Jones AIG Commodities Index Total Return. The index is currently comprised of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

  (b)  Investment in the wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 26.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio -Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $96,780 and the aggregate gross unrealized depreciation is $1,780,340, resulting in net unrealized depreciation of $1,683,560.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $8,854,443)	$8,288,365
Investment in affiliate, at value (cost $23,985,714)	23,985,714
Wholly-owned subsidiary (cost $7,019,452)	5,901,970
Cash	699
Receivable for:
Shares of beneficial interest sold	48,109
Dividends from affiliate	14,438
Deferred offering cost	35,228
Prepaid expenses and other assets	19,903
Receivable from Investment Adviser	108,131
Total Assets	38,402,557
Liabilities:
Payable for:
Shares of beneficial interest redeemed	21,032
Distribution fee	2,885
Transfer agent fee	2,733
Accrued expenses and other payables	37,236
Total Liabilities	63,886
Net Assets	$38,338,671
Composition of Net Assets:
Paid-in-capital	$69,903,932
Net unrealized depreciation	(1,703,468)
Accumulated net investment loss	(788,243)
Accumulated net realized loss	(29,073,550)
Net Assets	$38,338,671
Class A Shares:
Net Assets	$4,055,303
Shares Outstanding (unlimited authorized, $.01 par value)	259,538
Net Asset Value Per Share	$15.63
Maximum Offering Price Per Share, (net asset value plus 4.99% of net asset value)	$16.41
Class C Shares:
Net Assets	$2,227,302
Shares Outstanding (unlimited authorized, $.01 par value)	142,263
Net Asset Value Per Share	$15.66
Class I Shares:
Net Assets	$31,926,101
Shares Outstanding (unlimited authorized, $.01 par value)	2,042,806
Net Asset Value Per Share	$15.63
Class R Shares:
Net Assets	$78,972
Shares Outstanding (unlimited authorized, $.01 par value)	5,048
Net Asset Value Per Share	$15.64
Class W Shares:
Net Assets	$50,993
Shares Outstanding (unlimited authorized, $.01 par value)	3,261
Net Asset Value Per Share	$15.64

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2009 (unaudited)

Net Investment Loss: Income
Dividends from affiliate	$267,980
Interest	130,683
Total Income	398,663
Expenses
Professional fees	263,968
Investment advisory fee	183,087
Offering costs	72,831
Shareholder reports and notices	26,021
Administration fee	18,309
Registration fees	17,451
Distribution fee (Class A shares)	6,011
Distribution fee (Class C shares)	17,223
Distribution fee (Class R shares)	258
Distribution fee (Class W shares)	117
Transfer agent fees and expenses	3,112
Custodian fees	800
Trustees' fees and expenses	380
Other	7,894
Total Expenses	617,462
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(11,811)
Less: amounts waived/reimbursed	(295,967)
Net Expenses	309,684
Net Investment Income	88,979
Realized and Unrealized Loss:
Net realized loss	(28,196,887)
Net change in unrealized depreciation	(689,074)
Net Loss	(28,885,961)
Net Decrease	$(28,796,982)

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009	FOR THE PERIOD APRIL 30, 2008+ THROUGH JULY 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$88,979	$133,928
Net realized loss	(28,196,887)	(880,469)
Net Change in Unrealized Appreciation/Depreciation	(689,074)	(1,122,119)
Net Decrease	(28,796,982)	(1,868,660)
Dividends to Shareholders from Net Invetsment Income:
Class A shares	(100,800)	—
Class C shares	(34,014)	—
Class I shares	(799,662)	—
Class R shares	(1,653)	—
Class W shares	(1,171)	—
Total Dividends	(937,300)	—
Net increase from transactions in shares of beneficial interest	7,313,896	62,627,717
Net Increase (Decrease)	(22,420,386)	60,759,057
Net Assets:
Beginning of period	60,759,057	—
End of Period (Including accumulated undistributed net investment loss of $788,243 and accumulated undistributed net investment income of $171,609)	$38,338,671	$60,759,057

  +  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited)

1. Organization And Accounting Policies

Morgan Stanley Commodities Alpha Fund (the "Fund") was organized as a separate non-diversified Fund of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the"Act"), as an open-end management investment company and commenced operations on April 30, 2008. The Fund's investment objective is long-term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed income securities and money market instruments.

The Fund offers Class A, Class C, Class I, Class R and Class W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class I, Class R and Class W are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

For the period August 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

Investment in Commodities Alpha Fund (Cayman), Ltd — The Fund may invest up to 25% of its total assets in Morgan Stanley Commodities Alpha Fund (Cayman), Ltd, a wholly owned and controlled Cayman Island subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures, option and total return swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser").

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Portfolio of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and the Fund's Statement of Operations as unrealized gain or loss. Distributions received from the Subsidiary are recorded as income on the ex-dividend date. For the six months ended January 31, 2009, the Fund did not receive distributions from the Subsidiary.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

A. Valuation of Investments — (1) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (2) the value of shares of the Subsidiary will fluctuate with the value of the Subsidiary's portfolio of investments; (3) when market quotations are not readily available including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

D. Structured Securities — The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of the underlying commodities or other financial instruments of the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U. S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of the six months ended January 31, 2009, the Fund has determined that FIN 48 did not have a material impact on the Fund's financial statements.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Offering Costs — The Investment Adviser incurred offering costs on behalf of the Fund in the amount of $145,000, which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services to the Fund and the Subsidiary pursuant to an investment advisory agreement (the "Investment Advisory Agreement"). Pursuant to the Investment Advisory Agreement, the Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Fund, and for the Fund expenses assumed by the Investment Adviser. The fee is calculated at the annual rate of 0.80% of the Funds average daily net assets. There is no separate advisory fee charged to the Subsidiary.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser provides services to the Fund and the Subsidiary. Pursuant to an ("Administration Agreement"), the Fund pays the Administrator an annual fee of 0.08% of the Fund's average daily net assets. There is no separate administration fee charged to the Subsidiary.

Pursuant to a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund and the Subsidiary. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $471 for the six months ended January 31, 2009.

The Investment Adviser has agreed to cap the total annual Fund operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and Morgan Stanley Services Company, Inc., the Fund's Administrator, has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 1.25% for each of the Class A, Class C, Class I, Class R and Class W shares of the average daily net assets of the Fund on annualized basis. This cap/waiver may be terminated at any time.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to assume the total annual operating expenses of the Subsidiary.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Sub-Adviser and Administrator.

The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C and Class R and Class W shares (the "Plans"). Pursuant to the Plans each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 1.0%, 0.50%, and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

The Distributor has informed the Fund that for the six months ended January 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class C shares of $9,732 and received $32,900 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2009, advisory fees paid were reduced by $11,811 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statements of Operations and totaled $267,980, for the six months ended January 31, 2009. During the six months ended January 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $42,275,797 and $55,512,564, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2009 aggregated $54,156,458 and $36,926,537, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund maintains a Deferred Compensation Plan (the "DC Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the DC Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008+ THROUGH JULY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	109,328	$2,185,434	223,834	$7,298,463
Reinvestment of dividends	6,380	100,800	—	—
Redeemed	(70,754)	(1,469,232)	(9,250)	(300,665)
Net increase — Class A	44,954	817,002	214,584	6,997,798
CLASS C SHARES
Sold	23,905	571,336	181,071	5,824,480
Reinvestment of dividends	2,147	34,014	—	—
Redeemed	(57,194)	(1,164,628)	(7,666)	(252,959)
Net increase (decrease) — Class C	(31,142)	(559,278)	173,405	5,571,521
CLASS I SHARES
Sold	395,117	7,296,385	1,659,594	49,808,398
Reinvestment of dividends	50,557	798,801	—	—
Redeemed	(62,462)	(1,041,860)	—	—
Net increase — Class I	383,212	7,053,326	1,659,594	49,808,398
CLASS R SHARES
Sold	—	—	4,944	150,000
Reinvestments of dividends	105	1,666	—	—
Net increase — Class R	105	1,666	4,944	150,000
CLASS W SHARES
Sold	—	—	3,187	100,000
Reinvestments of dividends		74	1,180
Net increase — Class W	74	1,180	3,187	100,000
Net increase in Fund	397,203	$7,313,896	2,055,714	$62,627,717

  +  Commencement of operations.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2008, the Fund had temporary book/tax differences primarily attributable to tax adjustments relating to the wholly owned Subsidiary.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund's investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

8. Fair Value Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective April 30, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$38,176,049	$23,985,714	$14,190,335	—

9. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley Commodities Alpha Fund

Financial Highlights

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008(8) THROUGH JULY 31, 2008
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.55		$30.00
Income (loss) from investment operations:
Net investment income(1)	0.03		0.10
Net realized and unrealized loss	(13.56)		(0.55)
Total loss from investment operations	(13.53)		(0.45)
Less dividends and distributions from net investment income:	(0.39)		–
Net asset value, end of period	$15.63		$29.55
Total Return(2)	(45.80	)%(6)	(1.50	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.50	%(4)(5)(7)	1.38	%(4)(7)
Net investment income (loss)	0.25	%(4)(5)(7)	(1.27	)%(4)(7)
Supplemental Data:
Net assets, end of period, in thousands	$4,055		$6,342
Portfolio turnover rate	201	%(6)	6	%(6)

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.05% for the six months ended January 31, 2009 and an effect of less than 0.005% for the period ended July 31, 2008.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.84% and (1.09)%, respectively.

(6)  Not annualized.

(7)  Annualized.

(8)  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008(8) THROUGH JULY 31, 2008
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.47		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.06)		0.04
Net realized and unrealized loss	(13.50)		(0.57)
Total loss from investment operations	(13.56)		(0.53)
Less dividends and distributions from net investment income:	(0.25)		–
Net asset value, end of period	$15.66		$29.47
Total Return(2)	(46.05	)%(6)	(1.70	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.25	%(4)(5)(7)	2.13	%(4)(7)
Net investment income (loss)	(0.50	)%(4)(5)(7)	0.53	%(4)(7)
Supplemental Data:
Net assets, end of period, in thousands	$2,227		$5,111
Portfolio turnover rate	201	%(6)	6	%(6)

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.05% for the six months ended January 31, 2009 and an effect of less than 0.005% for the period ended July 31, 2008.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 3.59% and (1.84)%, respectively.

(6)  Not annualized.

(7)  Annualized.

(8)  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008(8) THROUGH JULY 31, 2008
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.57		$30.00
Income (loss) from investment operations:
Net investment income(1)	0.05		0.07
Net realized and unrealized loss	(13.58)		(0.50)
Total loss from investment operations	(13.53)		(0.43)
Less dividends and distributions from net investment income:	(0.42)		–
Redemption Fees	0.01		–
Net asset value, end of period	$15.63		$29.57
Total Return(2)	(45.73	)%(6)	(1.47	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset	1.25	%(4)(5)(7)	1.19	%(4)(7)
Net investment income	0.50	%(4)(5)(7)	0.88	%(4)(7)
Supplemental Data:
Net assets, end of period, in thousands	$31,926		$49,066
Portfolio turnover rate	201	%(6)	6	%(6)

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)   Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.05% for the six months ended January 31, 2009 and an effect of less than 0.005% for the period ended July 31, 2008.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.59% and (0.84)%, respectively.

(6)  Not annualized.

(7)  Annualized.

(8)  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008(8) THROUGH JULY 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.53		$30.00
Income (loss) from investment operations:
Net investment income(1)	0.00		0.03
Net realized and unrealized loss	(13.56)		(0.50)
Total loss from investment operations	(13.56)		(0.47)
Less dividends and distributions from net investment income:	(0.33)		–
Net asset value, end of period	$15.64		$29.53
Total Return(2)	(45.92	)%(6)	(1.57	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.75	%(4)(5)(7)	1.68	%(4)(7)
Net investment income	0.00	%(4)(5)(7)	0.39	%(4)(7)
Supplemental Data:
Net assets, end of period, in thousands	$79		$146
Portfolio turnover rate	201	%(6)	6	%(6)

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)   Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.05% for the six months ended January 31, 2009 and an effect of less than 0.005% for the period ended July 31, 2008.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 3.09% and (1.34)%, respectively.

(6)  Not annualized.

(7)  Annualized.

(8)  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD JUNE 03, 2008@@ THROUGH JULY 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.55		$31.38
Income (loss) from investment operations:
Net investment income(1)	0.01		0.04
Net realized and unrealized loss	(13.55)		(1.87)
Total loss from investment operations	(13.54)		(1.83)
Less dividends and distributions from net investment income:	(0.37)		–
Net asset value, end of period	$15.64		$29.55
Total Return(2)	(45.84	)%(6)	(5.83	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.60	%(4)(5)(7)	1.50	%(4)(7)
Net investment income	0.15	%(4)(5)(7)	0.77	%(4)(7)
Supplemental Data:
Net assets, end of period, in thousands	$51		$94
Portfolio turnover rate	201	%(6)	6	%(6)

@@  The date shares were first issued.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.05% for the six months ended January 31, 2009 and an effect of less than 0.005% for the period ended July 31, 2008.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.94% and (1.19)%, respectively.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley Commodities Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley

Morgan Stanley
Commodities Alpha Fund (Cayman), Ltd.

Unaudited Semi-Annual Financial Statements

For the Six Months ended January 31, 2009

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Unaudited Semi-Annual Financial Statements
For the Six Months ended January 31, 2009

Contents

Unaudited Financial Statements

Portfolio of Investments	28

Statement of Assets and Liabilities	29

Statement of Operations	30

Statement of Changes in Net Assets	31

Notes to Financial Statements	32

Financial Highlights	37

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Portfolio of Investments  ■  January 31, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Short-Term Investment (97.1%)
	Repurchase Agreement
$5,729	State Street Bank and Trust Company (date 01/30/09; proceeds $5,729,004; fully collateralized by US Treasury Bill 0.09% due 02/19/09 valued at $5,844,416) (Cost $5,729,000)	0.01%	02/02/09	$5,729,000
	Total Repurchase Agreement (Cost $5,729,000)			5,729,000
	Total Investments (Cost $5,729,000) (a)		97.1%	5,729,000
	Other Assets in Excess of Liabilities		2.9	172,970
	Net Assets		100.0%	$5,901,970

  (a)  Rates shown are rates in effect at January 31, 2009.

Total Return Swap Agreements Open at January 31, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs Dow Jones AIG Commodities Index	$13,644	Floating Rate 0.00%###	Floating Rate 0.00%##	02/03/09	$(1,386,428)
Goldman Sachs Custom Basket	9,128	Floating Rate 0.00%#	Floating Rate 0.00%##	03/03/09	(33,824)
Goldman Sachs Custom Basket	10,772	Floating Rate 0.00%#	Floating Rate 0.00%##	03/03/09	(6,778)
Total Unrealized Depreciation					$(1,427,030)

  #  Floating rate represents Custom Basket.

  ##  Floating rate represents 3-month T-Bill High Action Rate Average.

  ###  Floating rate represents Dow Jones AIG Commodities Index.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $5,729,000)	$5,729,000
Swaps contracts collateral due from broker	1,600,000
Total Assets	7,329,000
Liabilities:
Unrealized depreciation on open swap agreements	1,427,030
Total Liabilities	1,427,030
Net Assets	$5,901,970
Composition of Net Assets:
Paid-in-capital	$16,900,736
Net unrealized depreciation	(1,427,030)
Accumulated undistributed net investment income	54,497
Accumulated net realized loss	(9,626,233)
Net Assets	$5,901,970
Net Assets	$5,901,970
Shares Outstanding (5,000,000 shares authorized, $.01 par value)	1,144,204
Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$5.16

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2009 (unaudited)

Net Investment Income:
Interest Income	$32,779
Expenses
Accounting fee	19,977
Audit fee	15,020
Directors' fee	2,252
Legal fee	1,877
Total Expenses	39,126
Less: reimbursement of operating expenses	(39,126)
Net Expenses	—
Net Investment Income	32,779
Realized and Change in Unrealized Loss on Swap Agreements:
Net Realized Loss	(10,222,601)
Net Change in Unrealized Depreciation	(584,334)
Net Loss	(10,806,935)
Net Decrease	$(10,774,156)

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009	FOR THE PERIOD APRIL 30, 2008+ THROUGH JULY 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$32,779	21,718
Net realized (loss) gain	(10,222,601)	596,368
Net change in unrealized depreciation	(584,334)	(842,696)
Net Decrease	(10,774,156)	(224,610)
Net increase from transactions in shares of beneficial interest	9,181,430	7,719,306
Net (Decrease) Increase	(1,592,726)	7,494,696
Net Assets:
Beginning of period	7,494,696	—
End of Period (Including accumulated undistributed net investment income of $54,497 and $21,718, respectively)	$5,901,970	$7,494,696

+  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (the "Fund") is organized as a Cayman Islands Company Limited by Shares. The Fund will invest primarily in commodity swaps, futures and option contracts, as well as fixed income securities. The Fund was organized on March 4, 2008 and commenced operations on April 30, 2008. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") and are expressed in United States Dollars.

The Fund's Investment Adviser is Morgan Stanley Investment Advisers Inc. The Fund's Sub-Adviser is Morgan Stanley Investment Management Limited.

As of January 31, 2009, 100% of the Fund was owned by Morgan Stanley Commodities Alpha Fund (the "Trust"), a separate non-diversified Fund of the Morgan Stanley Series Funds.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Commodity swaps are marked to market daily based upon quotations from market makers; (2) When market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. (3) Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such price does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily.

C. Commodity Linked Derivatives — The Fund invests a significant percentage of its assets in commodity swaps and other commodity linked derivatives. Commodity-linked derivatives are derivative instruments, the value of which are derived or linked to the price movement of a physical commodity, commodity indexes or commodity contracts. Commodity-linked derivatives provide investors with exposure to the investment return of the commodities markets without investing directly in physical commodities. Physical commodities are tangible assets such as oil, gas, metal, livestock and agricultural products.

D. Swaps — A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

The Fund will usually enter into swaps, including commodity swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund.

Commodity and total rate of return swaps do not involve the delivery of commodities securities, other underlying assets or principal. Accordingly, the risk of loss with respect to such swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

E. Money Market Securities — The Fund may invest in various money market securities to generate income to secure its margin obligations in connection with its transactions in commodity-linked derivatives, for cash management purposes or when assuming a temporary defensive position.

The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending, typically involve the acquisition of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A fund will accrue interest from the institution until the time when the repurchase is to occur.

F. Federal Income Tax Policy — The Fund has received an undertaking from The Government of The Cayman Islands exempting it from all local income, profits and capital gain taxes. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

The Investment Adviser provides investment advisory services to the Fund and the Trust pursuant to an investment advisory agreement (the "Investment Advisory Agreement"). Pursuant to the Investment Advisory Agreement, the Trust pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Trust, and for Trust expenses assumed by the Investment Adviser. There is no separate advisory fee charged to the Fund.

The administration services provided to the Fund and the Trust are provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly owned subsidiary of the Investment Adviser, pursuant to an administration agreement ("Administration Agreement") entered into by the Fund, the Trust and the Administrator. There is no separate administration fee charged to the Fund.

Pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund and the Trust. As compensation for its service, the Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees it receives from the Trust.

The Investment Adviser has agreed to assume the total operating expenses of the Fund.

3. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008(1) THROUGH JULY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,757,889	$15,875,610	266,133	$7,984,000
Redeemed	(871,606)	(6,694,180)	(8,212)	(264,694)
Net increase in Fund	886,283	$9,181,430	257,921	$7,719,306

(1)  Commencement of operations.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

4. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective April 30, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgement and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	SWAP AGREEMENTS
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	5,729,000	(1,427,030)
Level 3 — Significant Unobservable Inputs	—	—
	$5,729,000	$(1,427,030)

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

5. Accounting Pronouncement

On March 19, 2008, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Highlights (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2009		FOR THE PERIOD APRIL 30, 2008(5) THROUGH JULY 31, 2008
Selected Per Share Data:
Net asset value, beginning of period	$29.06		$30.00
Income from investment operations:
Net investment income(1)	0.04		0.08
Net realized and unrealized loss	(23.94)		(1.02)
Total loss from investment operations	(23.90)		(0.94)
Net asset value, end of period	$5.16		$29.06
Total Return	(82.24	)%(2)	(3.13	)%(2)
Ratios to Average Net Assets:
Total expenses(4)	0.00	%(3)	0.00	%(3)
Net investment income	0.89	%(3)	1.02	%(3)
Supplemental Data:
Net assets, end of period, in thousands	$5,902		$7,495

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Not Annualized

  (3)  Annualized

  (4)  Total expenses to Average Net Assets before reimbursement: 1.07%

  (5)  Commencement of operations.

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley

Commodities Alpha
Fund

Semiannual Report

January 31, 2009

COASAN
IU09-01216P-Y01/09

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Commodities Alpha Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009